Warrant Liability (Tables)	12 Months Ended
Sep. 30, 2024
Warrant Liability [Abstract]
Schedule of Warrant Liability
	As at September 30, 2024
	Number	$
Public and Private Warrants	16,049,080	578,446
Vesting Sponsor Warrants	1,416,670	51,060
	17,465,750	629,506

Schedule of Changes in Warrant Liability

The following table details the changes in warrant liability between December 21, 2023 and September 30, 2024:

Warrant liability $
Balance, as at December 21, 2023 (issuance date)	1,746,575
Revaluation of warrant liability	(1,117,069)
Balance, as at September 30, 2024	629,506